STABLE VALUE FUND	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
STABLE VALUE FUND	FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value.  That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Asset Valuation Techniques — Valuation technologies maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The description of the valuation methodologies used for assets measured at fair value are discussed below. There have been no changes in the methodologies used on December 31, 2025 and 2024.

    Fossil Group Inc.’s Common Stock is valued at the closing price reported on the NASDAQ Stock Market on the last business day of the Plan year.

    Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
    Allspring Enhanced Stock Market CIT N - A collective trust fund that is valued at the net asset value ("NAV") of units of a bank collective trust. The NAV, as provided by the trustee of the collective trust fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchased and sales) may occur daily. There are no redemption notifications required or other significant redemption restrictions. There were no unfunded commitments related to Allspring Enhanced Stock Market CIT N as of December 31, 2025.

Galliard Stable Return Fund PN - A collective trust fund that is composed primarily of fully benefit-responsive investment contracts is valued at the NAV of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption, the issuer reserves the right to require 12 months’ notification in order to confirm that securities liquidations will be carried out in an orderly business manner. There are no other significant redemption restrictions. There were no unfunded commitments related to Galliard Stable Return Fund PN as of December 31, 2025.

    The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Active Markets for Identical Assets (Level 1)	2025 Total
Common Stock - Fossil Group Inc.	$1,386,744	$1,386,744
Mutual Funds	105,896,839	105,896,839
Investments measured at NAV	—	18,619,329
Total	$107,283,583	$125,902,912

	Active Markets for Identical Assets (Level 1)	2024 Total
Common Stock - Fossil Group Inc.	$605,231	$605,231
Mutual Funds	100,474,185	100,474,185
Investments measured at NAV	—	18,269,785
Total	$101,079,416	$119,349,201
STABLE VALUE FUND

The Galliard Stable Return Fund PN (the "Fund") is a common collective trust fund managed by SEI Trust Company. The beneficial interest of each participant is represented by units. Units are issued and redeemed daily at the Fund’s constant NAV. Distribution to the Fund’s unit holders is declared daily from the net investment income and automatically reinvested in the Fund, when paid. It is the policy of the Fund to use its best efforts to preserve principal and achieve competitive returns by selecting investments not expected to experience price fluctuation in most economic environments, although there is no guarantee that the Fund will achieve these objectives.

Participants ordinarily may direct either the withdrawal or transfer of all or a portion of their investment at NAV. NAV represents contributions made to the Fund, plus earnings, less participant withdrawals and administrative expenses.